Annual Total Returns [BarChart] - TCW Core Fixed Income Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	6.98%
Annual Return 2012	7.19%
Annual Return 2013	(1.54%)
Annual Return 2014	5.65%
Annual Return 2015	0.03%
Annual Return 2016	2.28%
Annual Return 2017	3.23%
Annual Return 2018	0.08%
Annual Return 2019	8.75%
Annual Return 2020	8.79%